Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) segment	Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Going concern
Accumulated deficit	¥ (4,548,217)			$ (627,228)	¥ (4,557,675)
Net cash provided by operating activities	160,140	$ 22,084	¥ 46,630
Cash and cash equivalents	130,735			18,029	143,934
Equity method investments
Impairment losses	11,779
Impairment of Long-lived Assets other than goodwill
Impairment loss for non-current assets	¥ 0		7,642
Value added taxes
Vat rate	6.00%	6.00%
Revenue
Revenue	¥ 153,488	$ 21,167	144,834
Employee Benefits
Employee social insurance benefits	4,520		9,394
Leases
Operating lease right-of-use assets	1,362			188	2,207
Retained earnings	¥ (4,548,217)			$ (627,228)	¥ (4,557,675)
Weighted-average remaining lease term	1 year 4 months 28 days			1 year 4 months 28 days
Weighted-average discount rate	3.65%			3.65%
Right-of-use assets obtained under operating leases	¥ 1,362
Segment Reporting
Operating segments | segment	1	1
Statutory Reserves
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%	50.00%
Minimum percentage of after-tax profits appropriated to the statutory surplus fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the statutory surplus fund	50.00%	50.00%
Appropriation to the general reserve fund	¥ 0		0
Appropriation to statutory surplus fund	0		0
Appropriation to the discretionary funds	0		0
Accounting Standards Update 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
Going concern
Accumulated deficit	0
Leases
Operating lease right-of-use assets	385
Retained earnings	0
Franchise Income
Revenue
Revenue	¥ 0		¥ 773